SUPPLEMENT DATED DECEMBER 10, 2007

            TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2007 OF:
                               ALLIANZ REWARDS(TM)
                               ALLIANZ ALTERIT(TM)
                           ALLIANZ HIGH FIVE(TM)BONUS
                             ALLIANZ HIGH FIVE(TM)L
                                ALLIANZ ELITE(SM)
                 AS SUPPLEMENTED JUNE 20 AND SEPTEMBER 25, 2007

                          ALLIANZ ADVANTAGE(TM)NEW YORK
                         ALLIANZ OPPORTUNITY(TM)NEW YORK
                         ALLIANZ CHARTER(TM)II NEW YORK
                 AS SUPPLEMENTED JUNE 20 AND SEPTEMBER 21, 2007

               ALLIANZ HIGH FIVE(TM)AS SUPPLEMENTED JUNE 20, JUNE
                            22 AND SEPTEMBER 25, 2007
                    VALUEMARK(R) II/III AND VALUEMARK(R) IV,
            AS SUPPLEMENTED MAY 25, JUNE 20, AND SEPTEMBER 25, 2007
                    ALLIANZ CUSTOM INCOME(TM)AS SUPPLEMENTED
                               SEPTEMBER 25, 2007
         ALLIANZ HIGH FIVE(TM)NEW YORK AS SUPPLEMENTED MAY 1, JUNE 20,
                       SEPTEMBER 21, AND NOVEMBER 9, 2007

                   AND TO THE VARIABLE ANNUITY PROSPECTUS OF:
               ALLIANZ VISION(SM) NEW YORK DATED AUGUST 31, 2007
                AS SUPPLEMENTED SEPTEMBER 4 AND NOVEMBER 9, 2007
                   ALLIANZ VISION(SM) DATED NOVEMBER 12, 2007
                       AS SUPPLEMENTED NOVEMBER 12, 2007
                ALLIANZ CONNECTIONS(SM) DATED NOVEMBER 20, 2007
                       AS SUPPLEMENTED NOVEMBER 20, 2007

                                    ISSUED BY

Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York, and Allianz Life Variable Account B or Allianz Life of NY
                               Variable Account C

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND
  SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE. THE
    INVESTMENT OPTIONS MENTIONED BELOW MAY NOT BE OFFERED THROUGH ALL OF OUR
                               VARIABLE PRODUCTS.


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1. EFFECTIVE DECEMBER 10, 2007, ALLIANZ LIFE ADVISERS, LLC REPLACED
   OPPENHEIMERFUNDS, INC. WITH SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. AS THE SUBADVISER TO THE AZL OPPENHEIMER DEVELOPING MARKETS FUND. IN ADDITION, THE FOLLOWING NAME CHANGE IS EFFECTIVE DECEMBER 10, 2007. ALL REFERENCES TO THE PREVIOUS NAME IN THE PROSPECTUS ARE HEREBY REPLACED WITH THE NEW NAME.

    NEW NAME                                           PREVIOUS NAME
    --------                                           -------------
    AZL(SM) Schroder Emerging Markets Equity Fund      AZL(SM) Oppenheimer
                                                       Developing Markets Fund

In the Investment Options table in the prospectus, the Primary Investments for the AZL Schroder Emerging Markets Equity Fund are as follows:

PRIMARY INVESTMENTS: Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be "emerging market" issuers. May invest remainder of assets in securities of issuers located anywhere in the world.


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2. EFFECTIVE DECEMBER 10, 2007, ALLIANZ LIFE ADVISERS, LLC REPLACED PRUDENTIAL
   INVESTMENT MANAGEMENT, INC. WITH BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION AS THE SUBADVISER TO THE AZL MONEY MARKET FUND.

In the Investment Options table in the prospectus, the Primary Investments for the AZL Money Market Fund are as follows:

PRIMARY INVESTMENTS: Invests in a broad range of short-term, high quality U.S.
                     dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.


                                                                    PRO-015-0507